Opearting Lease (Details) - Schedule of operating lease related assets and liabilities - Property Available for Operating Lease [Member] - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Opearting Lease (Details) - Schedule of operating lease related assets and liabilities [Line Items]
Rights of use lease assets	$ 1,049,249	$ 120,043
Operating lease liabilities, current	384,364	86,547
Operating lease liabilities, noncurrent	745,987	17,820
Total operating lease liabilities	$ 1,130,351	$ 104,367